Inventories - Schedule of Inventories (Details) - ZAR (R) R in Thousands	Feb. 28, 2025	Feb. 29, 2024
Inventories [Abstract]
Vehicles		R 2,083
Other consumables	3,830	4,499
Total inventories	R 3,830	R 6,582